Acquisitions and disposals (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018		Dec. 31, 2017	Jun. 30, 2017		Jun. 30, 2016	Jun. 30, 2015
Fair value of identifiable assets and assumed liabilities:
Properties, plant and equipment	$ 20,646			$ 31,150		$ 26,801
Inventories	(5,896)					1,919
Trade and other receivables	(11,875)			591		9,713
Cash and cash equivalents	38,650			25,363		14,096	$ 634
Borrowings	(219,545)	[1]		(135,312)	[1]	$ (117,295)
Trade and other payables	(21,469)			(25,958)
Provisions	(4,626)			(1,849)
TOTAL ASSETS	$ 353,770			$ 241,446
New Pharm Drugstores Ltd. [Member]
Fair value of identifiable assets and assumed liabilities:
Properties, plant and equipment			$ 200
Inventories			380
Trade and other receivables			335
Cash and cash equivalents			25
Borrowings			(260)
Trade and other payables			(930)
Employee benefits			(25)
Provisions			(15)
TOTAL ASSETS			(290)
Goodwill (pending allocation)			920
Total			$ 630

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.